Loans and Borrowings - Summary of Interest Bearing Loans and Borrowings Measured At Amortized Cost/Fair Value (Detail) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Non-current liabilities
Non-current portion of non-current borrowings	$ 216,818	$ 15,650
Lease liabilities	12,969	13,747
Current liabilities
Current borrowings and current portion of non-current borrowings	4,806	219,514
Current portion of lease liabilities	3,689	2,632
Current portion of convertible notes	0	216,118
Secured bank loans [Member]
Non-current liabilities
Non-current portion of non-current borrowings	2,609	1,903
Current liabilities
Current borrowings and current portion of non-current borrowings	1,117	764
Convertible notes [Member]
Non-current liabilities
Convertible notes	$ 201,240	$ 0